SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On October 6, 2020, CNH Industrial Capital LLC completed its previously announced offering of $500 million in aggregate principal amount of 1.875% notes due 2026, with an issue price of 99.761%.
On October 29, 2020, CNH Industrial announced that it completed its acquisition of a minority stake in Zasso Group AG, a global specialist in non-chemical weed and invasive plant management solutions using electrical power.